Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summery of Components of Revenue

	Year ended December 31,
€ in thousands	2017	2016	2015
Upfront fees	24,752	52,311	58,559
Research and development service fees	13,255	13,875	14,403
Milestone payments	17,500	18,400	3,500
License fees & other revenue	55	187	299

Total	55,562	84,773	76,761